Stock-Based Compensation Plans, Long-Term Incentive Plan (Details)	12 Months Ended
	Aug. 31, 2018 shares $ / shares	Aug. 31, 2017 shares $ / shares	Aug. 31, 2016 shares $ / shares
Stock Options [Member]
Stock Options [Abstract]
Expiry period	P10Y
Vesting period	P4Y
Annual vesting percentage	25.00%
Number of Share Options [Abstract]
Outstanding (in shares)	0	0
Exercisable (in shares)	0	0
Restricted Stock Units [Member]
RSU Activity [Abstract]
Outstanding - Beginning of year (in shares)	1,611,330	1,551,555	1,299,958
Granted (in shares)	420,621	527,143	572,008
Redeemed (in shares)	(345,883)	(327,859)	(277,805)
Forfeited (in shares)	(70,916)	(139,509)	(42,606)
Outstanding - End of year (in shares)	1,615,152	1,611,330	1,551,555
Outstanding units redeemable (in shares)	0	0
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 4.22	$ 4.54	$ 3.23
Weighted-average market price of redeemed shares (in dollars per share) | $ / shares	$ 4.19	$ 4.55	$ 3.03
Restricted Stock Units [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Vesting period	P3Y
Restricted Stock Units [Member] | Top of Range [Member]
Stock Options [Abstract]
Vesting period	P10Y